Credit Facilities, Subordinated – Related Parties	12 Months Ended
Dec. 31, 2020
Subordinated Borrowings [Abstract]
Credit Facilities, Subordinated – Related Parties

Note 7

Credit Facilities, Subordinated – Related Parties:

The following summarizes the Company’s credit facilities with related parties as of December 31, 2020 and 2019.

	December 31,
	2020	2019

Second Credit Facility, net of debt discount of $0	$150,000	$150,000

In August 2015, the Company entered into a second credit facility agreement (the “Second Credit Facility”) with certain shareholders (the “Lenders”). The maximum borrowings under the Second Credit Facility were $500,000. The Second Credit Facility had a maturity date of December 31, 2018 and accrued interest at 0%. As the Second Credit Facility did not accrue interest, management, upon issuance of the debt, recorded total debt discount and a corresponding increase in additional paid in capital based on an imputed interest at a rate of 12%. The debt discount was being amortized to interest expense using the effective interest rate method over the debt term.

In June 2018, the Company and the Lenders entered into a subordination agreement regarding the Second Credit Facility. The subordination agreement deferred payments on the Second Credit Facility during the term of the agreement. The agreement was to expire if (i) the Lenders irrevocably waived the subordinated claims; or (ii) if the claims were converted to share capital or participation capital of the Company.

As of December 31, 2020, the remaining balance of the Second Credit Facility of $150,000 was outstanding and the parties amended the agreement covering such credit facility to extend the maturity date to March 31, 2021. Additionally, the accrued interest of $85,737 on an expired credit facility remained unpaid and the parties amended that credit facility to extend the maturity date to March 31, 2021. The Company determined that the extension of these credit facilities which were past due or near maturity was in substance no different than issuing new financial instruments and accordingly, the Company did not recognize a gain or loss in connection with the extension.

In February 2021, the remaining balance on the Second Credit Facility and the accrued interest on an expired credit facility was paid in full.